CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Income Statement (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement
Revenue from services	$ 79,678	$ 87,662	$ 386,820	$ 245,268
Cost of services			330,610	202,336
Gross profit	21,007	19,708	56,210	42,932
Selling, general and administrative expenses			39,543	34,677
Income from operations	12,131	9,979	16,667	8,255
Other expense, net	(6,967)	(4,683)	(42,186)	(18,766)
Equity in income (losses) of investments			0	0
Loss before income taxes	5,164	5,296	(25,519)	(10,511)
Provision (benefit) for income taxes	1,219	3,812	12,876	10,495
Net income (loss)	3,945	1,484	(38,395)	(21,006)
Less: net income attributable to noncontrolling interest	2,774	786	3,358	45
Net income (loss) attributable to the Corporation	1,171	698	(41,753)	(21,051)
Revenue from services			(40,674)	(23,445)
Comprehensive net income (loss) attributable to Corporation			(44,032)	(23,490)
Consolidating Adjustments
Income Statement
Revenue from services			0	0
Cost of services			(519)	0
Gross profit			519	0
Selling, general and administrative expenses			0	0
Income from operations			519	0
Other expense, net			(519)	0
Equity in income (losses) of investments			30,088	19,920
Loss before income taxes			30,088	19,920
Provision (benefit) for income taxes			0	0
Net income (loss)			30,088	19,920
Less: net income attributable to noncontrolling interest			0	0
Net income (loss) attributable to the Corporation			30,088	19,920
Revenue from services			30,088	19,920
Comprehensive net income (loss) attributable to Corporation			30,088	19,920
SAExploration Holding, Inc.
Income Statement
Revenue from services			0	0
Cost of services			0	0
Gross profit			0	0
Selling, general and administrative expenses			418	353
Income from operations			(418)	(353)
Other expense, net			(11,230)	(1,553)
Equity in income (losses) of investments			(30,105)	(23,688)
Loss before income taxes			(41,753)	(25,594)
Provision (benefit) for income taxes			0	0
Net income (loss)			(41,753)	(25,594)
Less: net income attributable to noncontrolling interest			0	0
Net income (loss) attributable to the Corporation			(41,753)	(25,594)
Revenue from services			(41,753)	(25,594)
Comprehensive net income (loss) attributable to Corporation			(41,753)	(25,594)
The Guarantors
Income Statement
Revenue from services			107,514	29,335
Cost of services			95,462	24,479
Gross profit			12,052	4,856
Selling, general and administrative expenses			10,504	12,361
Income from operations			1,548	(7,505)
Other expense, net			(24,710)	(13,567)
Equity in income (losses) of investments			17	3,768
Loss before income taxes			(23,145)	(17,304)
Provision (benefit) for income taxes			3,602	1,796
Net income (loss)			(26,747)	(19,100)
Less: net income attributable to noncontrolling interest			3,358	45
Net income (loss) attributable to the Corporation			(30,105)	(19,145)
Revenue from services			(26,747)	(19,100)
Comprehensive net income (loss) attributable to Corporation			(30,105)	(19,145)
Other Subsidiaries
Income Statement
Revenue from services			279,306	215,933
Cost of services			235,667	177,857
Gross profit			43,639	38,076
Selling, general and administrative expenses			28,621	21,963
Income from operations			15,018	16,113
Other expense, net			(5,727)	(3,646)
Equity in income (losses) of investments			0	0
Loss before income taxes			9,291	12,467
Provision (benefit) for income taxes			9,274	8,699
Net income (loss)			17	3,768
Less: net income attributable to noncontrolling interest			0	0
Net income (loss) attributable to the Corporation			17	3,768
Revenue from services			(2,262)	1,329
Comprehensive net income (loss) attributable to Corporation			$ (2,262)	$ 1,329